Share Based Compensation	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
19	Share based compensation

(a)	Share-based compensation plans of the Company
The Group has adopted three share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme and the 2017 Option Plan.

(i)	2014 Share Incentive Plan
2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014. According to the 2014 Share Incentive Plan, 96,704,847 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee
directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provide services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.
Some granted options follow the first category vesting schedule, one-fourth
(1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth
(1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth
(1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth
(1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an Initial Public Offering (IPO) or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO. The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2019	56,736,209	0.19	1.94
Exercised	(28,035,644)	0.20	1.93
Forfeited	(242,949)	0.25	1.92

Outstanding as of June 30, 2019	28,457,616	0.20	1.95

Vested and expected to vest as of June 30, 2019	28,058,643	0.20	1.95
Exercisable as of June 30, 2019	24,568,124	0.19	1.95
Non vested as of June 30, 2019	3,889,492	0.25	1.92
Outstanding as of January 1, 2020	13,897,304	0.23	1.92
Exercised	(4,976,190)	0.23	1.91
Forfeited	(46,982)	0.27	1.91

Outstanding as of June 30, 2020	8,874,132	0.23	1.92

Vested and expected to vest as of June 30, 2020	8,864,335	0.23	1.92
Exercisable as of June 30, 2020	8,792,494	0.23	1.92
Unvested as of June 30, 2020	81,638	0.00	2.09
No new grants during the six months ended June 30, 2019 and 2020.
Share options outstanding at the end of the period have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price	Share options June 30, 2019	Share options June 30, 2020
March 1, 2015	February 28, 2025	US$0.000076	1,036,027	298,801
March 1, 2015	February 28, 2025	US$0.27	620,510	394,470
March 1, 2015	February 28, 2025	US$0.000076	6,057,428	811,200
March 1, 2015	February 28, 2025	US$0.27	3,896,953	862,810
March 30, 2015	March 29, 2025	US$0.27	3,252,058	1,138,842
July 1, 2015	June 30, 2025	US$0.27	75,100	—
October 1, 2015	September 30, 2025	US$0.27	741,758	127,100
December 31, 2015	December 30, 2025	US$0.27	2,441,844	844,908
December 31, 2015	December 30, 2025	US$0.000076	224,750	38,000
March 1, 2016	February 28, 2026	US$0.27	401,583	162,215
March 31, 2016	March 30, 2026	US$0.27	205,364	137,032
June 30, 2016	June 29, 2026	US$0.000076	326,538	81,638
June 30, 2016	June 29, 2026	US$0.27	9,177,703	3,977,116

Total			28,457,616	8,874,132

Weighted average remaining contractual life of options outstanding at end of period:			6.22	5.36
The weighted average price of the shares at the time these options were exercised was USD7.75 (equivalent to approximately RMB54.75) and USD5.98 per share (equivalent to approximately RMB42.25), during six months ended June 30, 2019 and 2020.

(ii)	2017 Restricted Share Scheme and 2017 Option Plan
Followed the completion of the Reverse Acquisition, the Company has reserved certain ordinary shares to be issued to any qualified employees of Tencent Music Business transferred to the Group.
Pursuant to the RSUs agreements under 2017 Restricted Share Scheme, subject to grantee’s continued services to the Group through the applicable vesting date, some RSUs follow the first category of vesting schedule, one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after. Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter. Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.
Movements in the number of RSUs for the period ended June 30, 2019 and 2020 are as follows:

Number of awarded shares
Outstanding as of January 1, 2019	13,724,100
Granted	18,513,224
Vested	(4,462,014)
Forfeited	(305,226)

Outstanding as of June 30, 2019	27,470,084

Expected to vest as of June 30, 2019	24,723,076
Outstanding as of January 1, 2020	26,659,516
Granted	22,027,146
Vested	(6,341,234)
Forfeited	(1,059,450)

Outstanding as of June 30, 2020	41,285,978

Expected to vest as of June 30, 2020	37,167,270
The fair value of the RSUs was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of RSUs granted during six months ended June 30, 2019 and 2020 was US$ 7.10 per share (equivalent to approximately RMB50.16 per share) and US$6.19 per share (equivalent to approximately RMB43.71 per share).
Share options granted are generally subject to four batches vesting schedule as determined by the board of directors of the grant.
One-fourth
(1/4) of which shall vest nine months, twelve months, eighteen months or twenty-four months after grant date, respectively, as provided in the grant agreements, and one-fourth (1/4) of which will become exercisable in every year thereafter.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(4,891,152)	1.81	1.99
Forfeited	(102,265)	0.27	3.11

Outstanding as of June 30, 2019	33,086,666	3.15	2.32

Vested and expected to vest as of June 30, 2019	30,566,163	3.11	2.31
Exercisable as of June 30, 2019	7,881,636	1.69	1.85
Non vested as of June 30, 2019	25,205,030	3.61	2.46
Outstanding as of January 1, 2020	26,640,508	3.43	2.39
Granted	4,333,800	6.20	5.33
Exercised	(2,997,582)	1.75	2.26
Forfeited	(164,352)	5.91	3.32

Outstanding as of June 30, 2020	27,812,374	4.02	2.44

Vested and expected to vest as of June 30, 2020	26,580,133	3.96	2.44
Exercisable as of June 30, 2020	7,965,034	2.53	1.94
Un vested as of June 30, 2020	19,847,340	4.62	2.64
The fair value of share options were valued using the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	Six months ended June 30,
	2019	2020
Risk free interest rate	2.08%	0.71%
Expected dividend yield	0%	0%
Expected volatility	40%	40%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

Share options outstanding as of June 30, 2019 and 2020 have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options June 30, 2019	Share options June 30, 2020
June 16, 2017	June 15, 2027	US$	2.32	10,855,560	6,945,594
August 31, 2017	August 31, 2027	US$	0.27	6,167,716	3,322,756
December 20, 2017	December 20, 2027	US$	2.32	7,078,110	5,008,018
April 16, 2018	April 16, 2028	US$	4.04	975,000	650,000
October 17, 2018	October 16, 2028	US$	7.14	6,016,500	5,581,500
June 14, 2019	June 13, 2029	US$	7.05	1,993,780	1,970,706
June 12, 2020	June 11, 2030	US$	6.20	—	4,333,800

Total				33,086,666	27,812,374
Weighted average remaining contractual life of options outstanding at end of period:				8.25	7.97

The weighted average price of the shares at the time these options were exercised was USD7.15 per share (equivalent to approximately RMB50.52) and USD5.96 per share (equivalent to approximately RMB42.11), during six months ended June 30, 2019 and 2020.

(b)	Share-based compensation plans of Tencent
Tencent operates a number of share-based compensation plans (including share option scheme and share award scheme) covering certain employees of the Group.
Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth
(1/4) upon the first anniversary of the grant date, and
one-fourth
(1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth
(1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth
(1/5) every year after.
RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third
(1/3) or
one-fourth
(1/4) shall vest accordingly.
No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant.
As of December 31, 2019 and June 30, 2020, the outstanding number of share options of Tencent relevant to the Group is the same as 65,100. No new grants during the six months ended June 30, 2019 and 2020.
Share options outstanding at the end of the period have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2019	Share options June 30, 2020
July 6, 2016	July 5, 2023	HK$	174.86	32,690	32,690
July 10, 2017	July 9, 2024	HK$	272.36	32,410	32,410

Total				65,100	65,100

As of December 31, 2019 and June 30, 2020, the outstanding number of awarded shares of Tencent relevant to the Group is 54,575 and 2,470, respectively. No new grants during the six months ended June 30, 2019 and 2020.

(c)	Expected retention rate of grantees
The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As of December 31, 2019 and June 30, 2020, the Expected Retention Rate of the Group was assessed to be
88%-95%.